Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	533,621	$57,551,025

Total Investment Companies
(Cost: $65,698,666)		57,551,025

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(b)	680,000	680,000

Total Short-Term Securities — 1.1%
(Cost: $680,000)		680,000

Total Investments in Securities — 95.5%
(Cost: $66,378,666)		58,231,025

Other Assets Less Liabilities — 4.5%		2,716,247

Net Assets — 100.0%		$60,947,272
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(188	)(b)	$188	$—	$—	—	$6,799	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,000	510,000	(b)	—		—	—	680,000	680,000	17,539		—
iShares iBoxx $Investment Grade Corporate Bond ETF	53,261,756	18,561,849		(17,565,081)		(4,156,643)	7,449,144	57,551,025	533,621	1,579,540		—
						$(4,156,455)	$7,449,144	$58,231,025		$1,603,878		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
3.32%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/06/29	USD	600	$23,477	$8	$23,469
3.48%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/09/30	USD	200	5,632	3	5,629
3.27%	Annual	1-Day SOFR, 5.06%	Annual	N/A	03/15/30	USD	100	3,842	1	3,841
3.14%	Annual	1-Day SOFR, 5.06%	Annual	N/A	05/05/30	USD	170	7,557	2	7,555
3.25%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/06/32	USD	200	9,252	3	9,249
3.08%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/23/33	USD	200	11,743	3	11,740
3.23%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/06/37	USD	100	5,707	2	5,705

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2023

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
3.17%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/09/48	USD	200	$12,132	$6	$12,126
2.98%	Annual	1-Day SOFR, 5.06%	Annual	N/A	03/15/48	USD	100	8,663	3	8,660
3.07%	Annual	1-Day SOFR, 5.06%	Annual	N/A	05/05/48	USD	100	6,866	3	6,863
3.15%	Annual	1-Day SOFR, 5.06%	Annual	N/A	11/23/52	USD	100	5,167	4	5,163
2.93%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/06/52	USD	200	18,496	7	18,489
2.99%	Annual	1-Day SOFR, 5.06%	Annual	N/A	05/05/53	USD	100	7,193	3	7,190
								$125,727	$48	$125,679

Centrally Cleared Inflation Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
1.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/23	USD	10	$1,309	$—	$1,309
U.S. CPI Urban Consumers NSA	At Termination	2.63%	At Termination	12/09/23	USD	2,700	(14,909)	(5,947)	(8,962)
3.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/24	USD	3,000	114,449	20	114,429
3.12%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/24	USD	400	(2,470)	285	(2,755)
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/17/24	USD	800	620	5	615
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/24	USD	560	959	(4)	963
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/25	USD	60	117	—	117
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/25	USD	66	74	—	74
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/25	USD	400	113	276	(163)
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/25/25	USD	520	639	3	636
2.27%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/25	USD	660	2,686	4	2,682
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/27/25	USD	510	513	3	510
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/07/26	USD	135	7,899	2	7,897
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	2,000	108,903	27	108,876
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,500	153,034	46	152,988
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/26	USD	1,330	44,734	18	44,716
3.15%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/29/26	USD	1,540	49,967	20	49,947
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/11/27	USD	100	484	1	483
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/27	USD	200	(412)	3	(415)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/27	USD	430	2,207	(243)	2,450
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/28	USD	1,900	16,522	25	16,497
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	965	9,807	13	9,794

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2023

Centrally Cleared Inflation Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/22/28	USD	360	$1,790	$5	$1,785
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/28	USD	250	(11)	3	(14)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/31/28	USD	80	257	1	256
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/28	USD	125	443	2	441
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	700	4,571	9	4,562
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/28	USD	1,200	6,469	1,935	4,534
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/19/28	USD	800	2,964	11	2,953
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	15,650	21	15,629
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,400	15,916	19	15,897
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	58,265	18	58,247
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	56,159	28	56,131
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	59,573	7,108	52,465
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	69,226	10	69,216
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	249,084	47	249,037
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	3,000	326,707	70	326,637
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	202,499	47	202,452
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	1,000	78,835	23	78,812
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	262,819	2,870	259,949
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	1,000	62,386	23	62,363
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	2,356	3	2,353
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/32	USD	270	2,559	(358)	2,917
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	700	9,821	16	9,805
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	410	7,060	10	7,050
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	435	4,311	646	3,665
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/25/33	USD	1,200	9,847	28	9,819
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	330	1,841	8	1,833
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,500	166,910	101	166,809
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	33,300	16	33,284
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/38	USD	310	6,748	9	6,739

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2023

Centrally Cleared Inflation Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/38	USD	248	$1,737	$7	$1,730
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	50,753	19	50,734
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	94,185	38	94,147
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	30,486	4	30,482
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,530	68,803	59	68,744
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	8,619	8	8,611
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/13/43	USD	40	1,188	2	1,186
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/31/43	USD	120	2,086	5	2,081
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/43	USD	275	6,534	11	6,523
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/19/43	USD	325	5,594	12	5,582
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/43	USD	65	388	3	385
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/43	USD	60	(61)	2	(63)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	500	29,361	22	29,339
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	64,856	45	64,811
2.31%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/20/48	USD	230	10,689	10	10,679
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/24/48	USD	244	2,144	11	2,133
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/27/48	USD	100	(618)	4	(622)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/48	USD	100	(322)	4	(326)
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	96,899	(11,789)	108,688
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	2,230	—	2,230
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	132,561	16,730	115,831
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	45,052	15	45,037
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	93,013	49	92,964
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	41,128	23	41,105
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	225	8,925	11	8,914
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	2,129	2	2,127
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/06/53	USD	101	2,547	5	2,542
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/24/53	USD	391	3,269	19	3,250
							$3,019,775	$12,617	$3,007,158

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$57,551,025	$—	$—	$57,551,025
Short-Term Securities
Money Market Funds	680,000	—	—	680,000
	$58,231,025	$—	$—	$58,231,025
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$3,020,478	$—	$3,020,478
Interest Rate Contracts	—	125,679	—	125,679
Liabilities
Inflation Linked Contracts	—	(13,320)	—	(13,320)
	$—	$3,132,837	$—	3,132,837

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate